UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Templeton Developing Markets Trust
Class A [TEDMX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$143	1.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Templeton Developing Markets Trust returned 7.39%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.
Templeton Developing Markets Trust	PAGE 1	711-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	7.39	0.96	3.96
Class A (with sales charge)	1.50	-0.18	3.38
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,171,836,206
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$10,649,959
Portfolio Turnover Rate	17.75%
*	Does not include derivatives, except purchased options, if any.
Templeton Developing Markets Trust	PAGE 2	711-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Developing Markets Trust	PAGE 3	711-ATSR-0225

Templeton Developing Markets Trust
Class C [TDMTX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$220	2.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Templeton Developing Markets Trust returned 6.62%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.
Templeton Developing Markets Trust	PAGE 1	791-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	6.62	0.20	3.18
Class C (with sales charge)	5.62	0.20	3.18
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,171,836,206
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$10,649,959
Portfolio Turnover Rate	17.75%
*	Does not include derivatives, except purchased options, if any.
Templeton Developing Markets Trust	PAGE 2	791-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Developing Markets Trust	PAGE 3	791-ATSR-0225

Templeton Developing Markets Trust
Class R [TDMRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$169	1.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Templeton Developing Markets Trust returned 7.16%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.
Templeton Developing Markets Trust	PAGE 1	891-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	7.16	0.72	3.71
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,171,836,206
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$10,649,959
Portfolio Turnover Rate	17.75%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Developing Markets Trust	PAGE 2	891-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Developing Markets Trust	PAGE 3	891-ATSR-0225

Templeton Developing Markets Trust
Class R6 [FDEVX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$105	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Templeton Developing Markets Trust returned 7.80%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.
Templeton Developing Markets Trust	PAGE 1	344-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	7.80	1.35	4.38
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,171,836,206
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$10,649,959
Portfolio Turnover Rate	17.75%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Developing Markets Trust	PAGE 2	344-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Developing Markets Trust	PAGE 3	344-ATSR-0225

Templeton Developing Markets Trust
Advisor Class [TDADX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$117	1.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Templeton Developing Markets Trust returned 7.67%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.
Templeton Developing Markets Trust	PAGE 1	611-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	7.67	1.22	4.22
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,171,836,206
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$10,649,959
Portfolio Turnover Rate	17.75%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Developing Markets Trust	PAGE 2	611-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Developing Markets Trust	PAGE 3	611-ATSR-0225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $47,749 in December 31, 2023 and $48,268 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2023 and $10,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditor to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the Reporting Periods were $118,626 in December 31, 2023 and $267,098 in December 31, 2024.

(h) Yes. The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Developing Markets
Trust
Financial Statements and Other Important Information
Annual | December  31,  2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 27
Tax Information 28
Changes In and Disagreements with Accountants 29
Results of Meeting(s) of Shareholders 29
Remuneration Paid to Directors, Officers and Others 29
Board Approval of Management and Subadvisory Agreements 29

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.92 $16.52 $22.41 $25.42 $21.96
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.42
c
0.37 0.17
d
0.13
Net realized and unrealized gains (losses) ........... 1.01 1.60 (5.40) (1.66) 3.94
Total from investment operations .................... 1.34 2.02 (5.03) (1.49) 4.07
Less distributions from:
Net investment income .......................... (0.30) (0.54) (0.41) (0.49) (0.26)
Net realized gains ............................. (0.19) (0.08) (0.45) (1.03) (0.35)
Total distributions ............................... (0.49) (0.62) (0.86) (1.52) (0.61)
Net asset value, end of year ....................... $18.77 $17.92 $16.52 $22.41 $25.42
Total return
e
................................... 7.39% 12.33% (22.21)% (5.80)% 18.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.52% 1.55% 1.55% 1.54% 1.53%
Expenses net of waiver and payments by affiliates ....... 1.38% 1.38% 1.38% 1.38% 1.38%
Net investment income ........................... 1.74% 2.37%
c
2.01% 0.64%
d
0.61%
Supplemental data
Net assets, end of year (000’s) ..................... $692,501 $699,520 $681,700 $969,062 $1,145,066
Portfolio turnover rate ............................ 17.75% 26.63% 21.97% 21.89% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.61%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.41%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.55 $16.19 $21.95 $24.83 $21.46
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.18 0.28
c
0.22 (0.04)
d
(0.03)
Net realized and unrealized gains (losses) ........... 1.00 1.55 (5.27) (1.58) 3.82
Total from investment operations .................... 1.18 1.83 (5.05) (1.62) 3.79
Less distributions from:
Net investment income .......................... (0.16) (0.39) (0.26) (0.23) (0.07)
Net realized gains ............................. (0.19) (0.08) (0.45) (1.03) (0.35)
Total distributions ............................... (0.35) (0.47) (0.71) (1.26) (0.42)
Net asset value, end of year ....................... $18.38 $17.55 $16.19 $21.95 $24.83
Total return
e
................................... 6.62% 11.39% (22.79)% (6.48)% 17.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.26% 2.30% 2.31% 2.29% 2.28%
Expenses net of waiver and payments by affiliates ....... 2.13% 2.13% 2.13% 2.13% 2.13%
Net investment income (loss) ...................... 0.99% 1.63%
c
1.21% (0.15)%
d
(0.15)%
Supplemental data
Net assets, end of year (000’s) ..................... $14,160 $16,257 $18,373 $30,956 $48,429
Portfolio turnover rate ............................ 17.75% 26.63% 21.97% 21.89% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.87%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.38)%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.49 $16.15 $21.93 $24.96 $21.57
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.37
c
0.31 0.13
d
0.07
Net realized and unrealized gains (losses) ........... 0.99 1.55 (5.27) (1.65) 3.88
Total from investment operations .................... 1.27 1.92 (4.96) (1.52) 3.95
Less distributions from:
Net investment income .......................... (0.23) (0.50) (0.37) (0.48) (0.21)
Net realized gains ............................. (0.19) (0.08) (0.45) (1.03) (0.35)
Total distributions ............................... (0.42) (0.58) (0.82) (1.51) (0.56)
Net asset value, end of year ....................... $18.34 $17.49 $16.15 $21.93 $24.96
Total return .................................... 7.16% 12.00% (22.40)% (6.03)% 18.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.76% 1.80% 1.80% 1.80% 1.78%
Expenses net of waiver and payments by affiliates ....... 1.63% 1.63% 1.63% 1.63% 1.62%
Net investment income ........................... 1.49% 2.12%
c
1.76% 0.52%
d
0.35%
Supplemental data
Net assets, end of year (000’s) ..................... $23,925 $29,704 $26,150 $37,252 $20,234
Portfolio turnover rate ............................ 17.75% 26.63% 21.97% 21.89% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.36%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.74 $16.37 $22.22 $25.23 $21.78
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.48
c
0.42 0.27
d
0.25
Net realized and unrealized gains (losses) ........... 1.00 1.58 (5.33) (1.66) 3.89
Total from investment operations .................... 1.40 2.06 (4.91) (1.39) 4.14
Less distributions from:
Net investment income .......................... (0.37) (0.61) (0.49) (0.59) (0.34)
Net realized gains ............................. (0.19) (0.08) (0.45) (1.03) (0.35)
Total distributions ............................... (0.56) (0.69) (0.94) (1.62) (0.69)
Net asset value, end of year ....................... $18.58 $17.74 $16.37 $22.22 $25.23
Total return .................................... 7.80% 12.71% (21.90)% (5.42)% 19.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.14% 1.15% 1.10% 1.14% 1.15%
Expenses net of waiver and payments by affiliates ....... 1.01% 1.00% 1.00% 1.00% 1.00%
Net investment income ........................... 2.12% 2.75%
c
2.31% 1.06%
d
1.19%
Supplemental data
Net assets, end of year (000’s) ..................... $154,141 $163,456 $143,225 $214,696 $203,362
Portfolio turnover rate ............................ 17.75% 26.63% 21.97% 21.89% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.99%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.77 $16.40 $22.26 $25.27 $21.82
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.45
c
0.41 0.24
d
0.18
Net realized and unrealized gains (losses) ........... 1.00 1.59 (5.36) (1.66) 3.94
Total from investment operations .................... 1.38 2.04 (4.95) (1.42) 4.12
Less distributions from:
Net investment income .......................... (0.35) (0.59) (0.46) (0.56) (0.32)
Net realized gains ............................. (0.19) (0.08) (0.45) (1.03) (0.35)
Total distributions ............................... (0.54) (0.67) (0.91) (1.59) (0.67)
Net asset value, end of year ....................... $18.61 $17.77 $16.40 $22.26 $25.27
Total return .................................... 7.67% 12.58% (22.01)% (5.55)% 19.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.26% 1.30% 1.30% 1.29% 1.28%
Expenses net of waiver and payments by affiliates ....... 1.13% 1.13% 1.13% 1.13% 1.13%
Net investment income ........................... 2.01% 2.58%
c
2.26% 0.92%
d
0.87%
Supplemental data
Net assets, end of year (000’s) ..................... $287,109 $243,109 $152,957 $221,055 $244,645
Portfolio turnover rate ............................ 17.75% 26.63% 21.97% 21.89% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.69%.

Templeton Developing Markets Trust
Schedule of Investments, December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 94.7%
Brazil 2.2%
Hypera SA ..................... Pharmaceuticals 1,194,396 $ 3,493,311
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 3,914,846 1,477,317
TOTVS SA ..................... Software 1,105,354 4,790,344
Vale SA ........................ Metals & Mining 1,203,004 10,638,940
XP, Inc. , A ...................... Capital Markets 473,207 5,607,503
26,007,415
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,867,563 1,818,473
Chile 0.8%
Banco Santander Chile , ADR ....... Banks 466,531 8,798,775
China 24.9%
b
Alibaba Group Holding Ltd. ......... Broadline Retail 4,409,952 46,672,097
b
Alibaba Group Holding Ltd. , ADR .... Broadline Retail 31,492 2,670,207
a,b
Baidu, Inc. , A .................... Interactive Media & Services 1,335,332 14,083,229
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 1,116,431 1,985,854
c
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 15,896,714 15,182,478
China Merchants Bank Co. Ltd. , H .... Banks 4,443,969 22,683,711
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 820,460 166,049
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 5,968,629 3,514,818
a,d
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 263,259 5,117,755
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 3,749,927 1,834,404
Haier Smart Home Co. Ltd. , D ....... Household Durables 4,060,487 7,453,130
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,701,399 3,055,420
b
JD.com, Inc. , A .................. Broadline Retail 104,564 1,815,567
a,b,c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 1,856,078 9,736,175
b
NetEase, Inc. ................... Entertainment 675,623 12,025,974
PICC Property & Casualty Co. Ltd. , H . Insurance 428,578 674,068
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 2,471,490 14,506,055
Prosus NV ..................... Broadline Retail 1,190,310 47,284,883
b
Tencent Holdings Ltd. ............. Interactive Media & Services 981,230 52,371,019
Uni-President China Holdings Ltd. .... Food Products 12,131,966 12,182,604
Weichai Power Co. Ltd. , H ......... Machinery 4,877,141 7,407,398
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 1,230,263 2,018,058
a,c,d
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 3,526,586 7,903,388
292,344,341
Hong Kong 2.1%
Techtronic Industries Co. Ltd. ....... Machinery 1,841,753 24,211,593
Hungary 1.1%
Richter Gedeon Nyrt. ............. Pharmaceuticals 506,736 13,273,526
India 13.0%
ACC Ltd. ....................... Construction Materials 236,200 5,651,924
Bajaj Holdings & Investment Ltd. ..... Financial Services 62,834 8,711,574
Federal Bank Ltd. ................ Banks 4,155,496 9,682,383
HDFC Bank Ltd. ................. Banks 1,608,259 33,259,291
ICICI Bank Ltd. .................. Banks 4,253,423 63,553,887

Templeton Developing Markets Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Infosys Ltd. ..................... IT Services 620,365 $ 13,589,429
a,e
Niva Bupa Health Insurance Co. Ltd. .. Insurance 1,089,100 1,069,971
a,e
Niva Bupa Health Insurance Co. Ltd. .. Insurance 1,483,686 1,457,626
a,d
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 464,827 3,174,768
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 3,776,647 12,233,925
152,384,778
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 20,421,834 6,207,920
Italy 0.2%
a,c,d
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 137,176 2,458,414
Mexico 2.0%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 3,521,971 22,629,057
a,c,d
Nemak SAB de CV , 144A , Reg S .... Automobile Components 8,715,079 1,032,384
23,661,441
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 197,624 5,798,288
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 1,936,728 4,791,024
Russia 0.0%
f,g
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 414,906 —
f,g
Sberbank of Russia PJSC .......... Banks 5,058,740 —
—
South Africa 2.4%
Discovery Ltd. ................... Insurance 1,780,682 18,378,403
Netcare Ltd. .................... Health Care Providers & Services 12,239,127 9,676,506
28,054,909
South Korea 16.8%
a,c
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 214,366 6,022,024
Doosan Bobcat, Inc. .............. Machinery 381,197 10,692,503
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 213,796 5,802,911
a
Hankook Tire & Technology Co. Ltd. .. Automobile Components 5,473 141,313
Hyundai Motor Co. ............... Automobiles 71,488 10,149,207
a
KT Skylife Co. Ltd. ............... Media 452,147 1,449,091
a
LG Corp. ....................... Industrial Conglomerates 364,149 17,644,227
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 31,678 2,316,431
a
NAVER Corp. ................... Interactive Media & Services 199,114 26,567,785
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,180,788 42,138,560
a
Samsung Life Insurance Co. Ltd. ..... Insurance 371,715 23,786,453
a
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 65,421 10,813,364
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 305,785 35,040,002
a
Soulbrain Co. Ltd. ................ Chemicals 39,822 4,400,120
196,963,991
Taiwan 19.9%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 4,842,055 27,070,238
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 1,089,413 3,298,264
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 802,843 34,514,009

Templeton Developing Markets Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,036,532 $ 163,687,554
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 253,424 4,170,090
232,740,155
Thailand 3.0%
Kasikornbank PCL ............... Banks 4,162,768 18,947,318
Kiatnakin Phatra Bank PCL ......... Banks 2,196,220 3,381,773
Minor International PCL ............ Hotels, Restaurants & Leisure 7,813,043 5,932,202
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 14,348,828 2,767,119
Thai Beverage PCL ............... Beverages 11,521,792 4,601,431
35,629,843
United Arab Emirates 0.9%
Emirates Central Cooling Systems Corp. Water Utilities 13,333,909 6,606,965
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 8,389,360 3,677,290
10,284,255
United States 3.8%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 240,807 18,518,058
Genpact Ltd. .................... Professional Services 599,647 25,754,839
44,272,897
Total Common Stocks (Cost $ 864,298,296 ) .....................................
1,109,702,038
a
Preferred Stocks 5.0%
Brazil 5.0%
Banco Bradesco SA , ADR .......... Banks 7,128,944 13,616,283
h
Itau Unibanco Holding SA , ADR , 3.99 % Banks 3,701,639 18,360,130
h
Petroleo Brasileiro SA , 12.16% ...... Oil, Gas & Consumable Fuels 4,591,932 27,158,898
59,135,311
Total Preferred Stocks (Cost $ 62,519,905 ) ......................................
59,135,311
a a a a a
Escrows and Litigation Trusts 0.0%
a,f
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 926,818,201 ) ...............................
1,168,837,349
Short Term Investments 1.4%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.1%
United States 1.1%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio , 4.183% ......... 12,728,042 12,728,042
Total Money Market Funds (Cost $ 12,728,042 ) ..................................
12,728,042

Templeton Developing Markets Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 26 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
k
Investments from Cash Collateral Received for Loaned
Securities 0.3%
Money Market Funds 0.3%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio , 4.183% ......... 4,000,000 $ 4,000,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 4,000,000 ) .................................................................
4,000,000
a a a a a
Total Short Term Investments (Cost $ 16,728,042 ) ................................
16,728,042
a a a
Total Investments (Cost $ 943,546,243 ) 101.1% ..................................
$1,185,565,391
Other Assets, less Liabilities (1.1) % ...........................................
(13,729,185)
Net Assets 100.0% ...........................................................
$1,171,836,206
a a a
a
Non-income producing.
b
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At December 31, 2024, the aggregate value of these securities was
$139,374,268, representing 11.9% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $44,169,267, representing 3.8% of net assets.
d
A portion or all of the security is on loan at December 31, 2024. See Note 1(c).
e
See Note 7 regarding restricted securities.
f
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
g
See Note 6 regarding investments in Russian securities.
h
Variable rate security. The rate shown represents the yield at period end.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(c) regarding securities on loan.

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Developing
Markets Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $926,818,201
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 16,728,042
Value - Unaffiliated issuers (Includes securities loaned of $ 8,489,301 ) .................................. $1,168,837,349
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 16,728,042
Foreign currency, at value (cost $ 1,607,971 ) ...................................................... 1,607,971
Receivables:
Investment securities sold ................................................................... 377,342
Capital shares sold ........................................................................ 313,598
Dividends ............................................................................... 3,866,287
Total assets .......................................................................... 1,191,730,589
Liabilities:
Payables:
Investment securities purchased .............................................................. 191,595
Capital shares redeemed ................................................................... 1,486,938
Management fees ......................................................................... 919,594
Distribution fees .......................................................................... 175,111
Transfer agent fees ........................................................................ 346,774
Trustees' fees and expenses ................................................................. 68
Payable upon return of securities loaned (Note 1 c ) .................................................. 4,000,000
Deferred taxes on unrealized appreciation ........................................................ 12,155,057
Accrued expenses and other liabilities ........................................................... 619,246
Total liabilities ......................................................................... 19,894,383
Net assets, at value ................................................................. $1,171,836,206
Net assets consist of:
Paid-in capital ............................................................................. $1,021,068,476
Total distributable earnings (losses) ............................................................. 150,767,730
Net assets, at value ................................................................. $1,171,836,206

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets Trust
Class A:
Net assets, at value ....................................................................... $692,501,402
Shares outstanding ........................................................................ 36,891,929
Net asset value per share
a ,b
.................................................................. $18.77
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $19.86
Class C:
Net assets, at value ....................................................................... $14,159,672
Shares outstanding ........................................................................ 770,209
Net asset value and maximum offering price per share
a ,b
............................................ $18.38
Class R:
Net assets, at value ....................................................................... $23,924,848
Shares outstanding ........................................................................ 1,304,403
Net asset value and maximum offering price per share
b
............................................. $18.34
Class R6:
Net assets, at value ....................................................................... $154,140,810
Shares outstanding ........................................................................ 8,296,421
Net asset value and maximum offering price per share
b
............................................. $18.58
Advisor Class:
Net assets, at value ....................................................................... $287,109,474
Shares outstanding ........................................................................ 15,429,744
Net asset value and maximum offering price per share
b
............................................. $18.61
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Developing Markets Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Developing
Markets Trust
Investment income:
Dividends: (net of foreign taxes of $3,297,337)
Unaffiliated issuers ........................................................................ $35,407,005
Non-controlled affiliates (Note 3 f ) ............................................................. 1,247,763
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (63,030)
Non-controlled affiliates (Note 3 f ) ............................................................. 103,397
Total investment income ................................................................... 36,695,135
Expenses:
Management fees (Note 3 a ) ................................................................... 12,236,047
Distribution fees: (Note 3c )
Class A ................................................................................ 1,751,114
Class C ................................................................................ 151,949
Class R ................................................................................ 145,723
Transfer agent fees: (Note 3e )
Class A ................................................................................ 1,084,474
Class C ................................................................................ 23,567
Class R ................................................................................ 45,418
Class R6 ............................................................................... 47,378
Advisor Class ............................................................................ 415,299
Custodian fees ............................................................................ 204,014
Reports to shareholders fees .................................................................. 96,715
Registration and filing fees .................................................................... 128,734
Professional fees ........................................................................... 99,966
Trustees' fees and expenses .................................................................. 138,196
Other .................................................................................... 126,955
Total expenses ......................................................................... 16,695,549
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,586,088)
Net expenses ......................................................................... 15,109,461
Net investment income ................................................................ 21,585,674
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $2,004,727)
Unaffiliated issuers ...................................................................... 22,032,554
Foreign currency transactions ................................................................ (397,054)
Net realized gain (loss) .................................................................. 21,635,500
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 44,527,775
Translation of other assets and liabilities denominated in foreign currencies .............................. (266,169)
Change in deferred taxes on unrealized appreciation ............................................... (4,412,945)
Net change in unrealized appreciation (depreciation) ............................................ 39,848,661
Net realized and unrealized gain (loss) ............................................................ 61,484,161
Net increase (decrease) in net assets resulting from operations .......................................... $83,069,835

Templeton Developing Markets Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Developing Markets Trust
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $21,585,674 $26,419,477
Net realized gain (loss) ................................................. 21,635,500 19,836,614
Net change in unrealized appreciation (depreciation) ........................... 39,848,661 83,524,289
Net increase (decrease) in net assets resulting from operations ................ 83,069,835 129,780,380
Distributions to shareholders:
Class A ............................................................. (17,747,068) (23,464,145)
Class C ............................................................. (263,745) (427,429)
Class R ............................................................. (578,644) (947,570)
Class R6 ............................................................ (4,507,611) (5,705,276)
Advisor Class ........................................................ (8,057,203) (8,953,623)
Total distributions to shareholders .......................................... (31,154,271) (39,498,043)
Capital share transactions: (Note 2 )
Class A ............................................................. (37,537,096) (39,376,428)
Class C ............................................................. (2,780,647) (3,616,959)
Class R ............................................................. (7,590,629) 1,344,725
Class R6 ............................................................ (17,338,321) 8,170,281
Advisor Class ........................................................ 33,120,606 72,836,827
Total capital share transactions ............................................ (32,126,087) 39,358,446
Net increase (decrease) in net assets ................................... 19,789,477 129,640,783
Net assets:
Beginning of year ....................................................... 1,152,046,729 1,022,405,946
End of year ........................................................... $1,171,836,206 $1,152,046,729

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Developing Markets Trust (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December 31,
2024, the Fund held $5,084,065 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,638,708 $30,908,359 3,380,028 $59,676,044
Shares issued in reinvestment of distributions .......... 817,853 15,955,293 1,201,904 20,829,012
Shares issued on reorganization (Note 8 ) ............. 2,131,854 43,063,452 — —
Shares redeemed ............................... (6,740,616) (127,464,200) (6,795,383) (119,881,484)
Net increase (decrease) .......................... (2,152,201) $(37,537,096) (2,213,451) $(39,376,428)
Class C Shares:
Shares sold ................................... 82,419 $1,509,664 168,115 $2,876,222
Shares issued in reinvestment of distributions .......... 13,630 263,002 25,122 426,571
Shares issued on reorganization (Note 8 ) ............. 62,321 1,225,227 — —
Shares redeemed
a
.............................. (314,248) (5,778,540) (402,258) (6,919,752)
Net increase (decrease) .......................... (155,878) $(2,780,647) (209,021) $(3,616,959)
Class R Shares:
Shares sold ................................... 564,429 $10,293,019 425,052 $7,352,462
Shares issued in reinvestment of distributions .......... 30,092 578,550 55,931 946,358
Shares redeemed ............................... (988,197) (18,462,198) (401,941) (6,954,095)
Net increase (decrease) .......................... (393,676) $(7,590,629) 79,042 $1,344,725
Class R6 Shares:
Shares sold ................................... 1,880,531 $35,389,352 2,482,011 $43,658,623
Shares issued in reinvestment of distributions .......... 158,634 3,054,987 224,894 3,856,939
Shares issued on reorganization (Note 8 ) ............. 53,723 1,077,685 — —
Shares redeemed ............................... (3,012,267) (56,860,345) (2,242,747) (39,345,281)
Net increase (decrease) .......................... (919,379) $(17,338,321) 464,158 $8,170,281
Advisor Class Shares:
Shares sold ................................... 3,490,247 $65,212,132 6,178,380 $104,861,960
Shares issued in reinvestment of distributions .......... 402,953 7,779,084 502,426 8,631,676
Shares issued on reorganization (Note 8 ) ............. 939,651 18,858,793 — —
Shares redeemed ............................... (3,087,550) (58,729,403) (2,323,607) (40,656,809)
Net increase (decrease) .......................... 1,745,301 $33,120,606 4,357,199 $72,836,827
a
May include a portion of Class C shares that were automatically converted to Class A.

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 1.043% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$711,717 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $21,987
CDSC retained .............................................................................. $940
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $29,184,917 $192,822,391 $(209,279,266) $— $— $12,728,042 12,728,042 $1,247,763
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.13%, and for Class R6 do not exceed 1.00%, based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
During the year ended December 31, 2024, the Fund utilized $3,642,970 of capital loss carryforwards.
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2024, the Fund deferred post-October capital losses of $1,332,097.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $— $15,889,404 $(11,889,404) $— $— $4,000,000 4,000,000 $103,397
Total Affiliated Securities ... $29,184,917 $208,711,795 $(221,168,670) $— $— $16,728,042 $1,351,160
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $5,483,306
Long term ................................................................................ 46,620,457
Total capital loss carryforwards ............................................................... $52,103,763
a
a
Includes $52,103,763 from the acquired Templeton BRIC Fund and Templeton China World Fund, which may be carried over to offset future capital gains, subject to certain limitations .
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$203,996,946 and $258,094,662, respectively.
At December 31, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received
$4,000,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian
2024 2023
Distributions paid from:
Ordinary income .......................................................... $27,536,466 $39,498,043
Long term capital gain ...................................................... 3,617,805 —
$31,154,271 $39,498,043
Cost of investments .......................................................................... $968,952,316
Unrealized appreciation ........................................................................ $414,899,264
Unrealized depreciation ........................................................................ (198,286,189)
Net unrealized appreciation (depreciation) .......................................................... $216,613,075
Distributable earnings:
Undistributed ordinary income ................................................................... $1,352,074
4. Income Taxes
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
December 31, 2024.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Developing Markets Trust
1,089,100 Niva Bupa Health Insurance Co. Ltd. ............. 11/06/24 $ 955,804 $ 1,069,971
1,483,686 Niva Bupa Health Insurance Co. Ltd. . ............ 11/06/24 - 11/18/24 1,301,082 1,457,626
Total Restricted Securities (Value is 0.2% of Net Assets) ............... $2,256,886 $2,527,597
6. Concentration of Risk
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
8. Reorganization
On October 25, 2024, the Fund, pursuant to a plan of reorganization approved on October 14, 2024 by shareholders of
Templeton China World Fund (Acquired Fund), acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, which included $7,657,310 of unrealized appreciation, through a tax-free exchange of 3,187,549 shares of the Fund (valued at $64,225,157). Immediately after the completion of the reorganization, the combined net assets of the
Fund were $1,264,119,801.
The primary purpose for the reorganization was to combine the Acquired Fund with a larger fund that had lower annual fund operating expenses, stronger historical investment performance, identical investment goals, and similar principal investment strategies and risks. The estimated cost of the reorganization was approximately $175,000-$236,000 of which the Fund and the Acquired Fund each paid 25% and Asset Management paid 50%. The allocated portion of the Fund’s reorganization expenses are included with other expenses in the Statement of Operations.
Assuming the reorganization had been completed on January 1, 2024, the Fund’s pro forma results of operations, would have been as follows:
Subsequent to the reorganization, the Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of investment income and net investment income attributable to the Acquired Fund’s assets after the completion of the reorganization.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Period
Net Investment
Income
Net Realized
and Unrealized
Gain (Loss)
Net Increase
(Decrease) in Net
Assets from
Operations
For the period January 1, 2024, through December 31, 2024 ........ $22,101,329 $69,584,703 $91,686,032

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 5,607,503 $ 20,399,912 $ — $ 26,007,415
Cambodia ............................ — 1,818,473 — 1,818,473
Chile ................................ 8,798,775 — — 8,798,775
China ............................... 64,544,033 227,800,308 — 292,344,341
Hong Kong ........................... — 24,211,593 — 24,211,593
Hungary ............................. — 13,273,526 — 13,273,526
India ................................ 4,632,394 147,752,384 — 152,384,778
Indonesia ............................ — 6,207,920 — 6,207,920
Italy ................................. — 2,458,414 — 2,458,414
Mexico .............................. 23,661,441 — — 23,661,441
Peru ................................ 5,798,288 — — 5,798,288
Philippines ............................ — 4,791,024 — 4,791,024
Russia ............................... — — —
a
—
South Africa ........................... 28,054,909 — — 28,054,909
South Korea .......................... 6,022,024 190,941,967 — 196,963,991
Taiwan ............................... — 232,740,155 — 232,740,155
Thailand ............................. 3,381,773 32,248,070 — 35,629,843
United Arab Emirates .................... 10,284,255 — — 10,284,255
United States .......................... 44,272,897 — — 44,272,897
Preferred Stocks :
Brazil ................................ 31,976,413 27,158,898 — 59,135,311
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 16,728,042 — — 16,728,042
Total Investments in Securities ........... $253,762,747 $931,802,644
b
$— $1,185,565,391
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $931,802,644, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
PJSC
Public Joint Stock Company
11. Operating Segments
(continued)

Templeton Developing Markets Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Templeton Developing Markets Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Developing Markets Trust (the "Fund") as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31,
2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, private placement agent, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Developing Markets Trust
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2024 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $3,617,805
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $288,968
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $11,846,515
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $7,954,731
Section 163(j) Interest Earned §163(j) $633,472
Amount Reported
Foreign Taxes Paid $6,069,766
Foreign Source Income Earned $24,122,717

Templeton Developing Markets Trust

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Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

505-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 28, 2025